JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005

November 6, 2007

Via EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           JPMorgan Value Opportunities Fund, Inc.; File Nos. 2-97999 and 811-4321

Ladies and Gentleman:

On behalf of the JPMorgan Value Opportunities Fund, Inc. (the “Fund”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the Fund dated November 1, 2007 do not differ from that contained in Post-Effective Amendment No. 38 (the "Amendment") to the Fund's registration statement on Form N-1A.  This Amendment was filed via EDGAR on November 1, 2007.

Should you have any questions concerning this filing, please phone Stephanie Pfromer at (202) 842-5633.

Sincerely,

/s/Jennifer L. Butler

Jennifer L. Butler
Assistant Secretary